Note 1 - Nature of the Business	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Nature of Operations [Text Block]
1.	Nature of the business

BeyondSpring Inc. (the “Company”) was incorporated in the Cayman Islands on November 21, 2014. The Company and its subsidiaries (collectively, the “Group”) are principally engaged in clinical stage biopharmaceutical activities focused on the development of innovative cancer therapies. The Company is under the control of Mr. Linqing Jia and Dr. Lan Huang as a couple (collectively, the “Founders”) since its incorporation.

On March 14, 2017, the Company completed its initial public offering (“IPO”) on the NASDAQ Capital Market.

On May 21, 2019, the Company entered into a sales agreement with Jefferies LLC (“Jefferies”) to act as an agent in selling the Company’s ordinary shares in an at-the-market (“ATM”) offering program. As of December 31, 2023, the Company received aggregate gross proceeds of $13,185 on 630,228 ordinary shares sold in respect thereof.

On June 14, 2019 and July 3, 2019, certain investors led by Shenzhen Efung 9th Venture Investment Center (Limited Partnership) (“Efung Capital”) entered into investment agreements with Dalian Wanchunbulin Pharmaceuticals Ltd. (“Wanchunbulin”), a subsidiary of the Company, to invest $14,537 (RMB100,000) for a total of 4.76% equity interest of Wanchunbulin. In 2019, the Company received aggregate gross proceeds of $10,083 (RMB70,000) from this equity financing.

On March 22, 2022, Wanchun Hongji (Dalian) Pharmaceuticals Ltd. was incorporated in the People’s Republic of China (“PRC”) as a wholly owned subsidiary of SEED Therapeutics Inc.

In March 2023, BeyondSpring Pharmaceuticals Australia PTY Ltd. (BeyondSpring Australia), a wholly owned subsidiary of the Company, was deregistered in Australia.

As of December 31, 2023, the subsidiaries of the Company are as follows:

Name of company	Place of incorporation	Date of incorporation	Percentage of ownership by the Group	Principal activities
BeyondSpring Pharmaceuticals Inc. (“BeyondSpring US”)	Delaware, U.S.	June 18, 2013	100%	Clinical trial activities

BeyondSpring Ltd.	The British Virgin Islands (“BVI”)	December 3, 2014	100%	Holding company

BeyondSpring (HK) Limited (“BeyondSpring HK”)	Hong Kong	January 13, 2015	100%	Holding company

Wanchun Biotechnology Limited (“BVI Biotech”)	BVI	April 1, 2015	100%	Holding company

Wanchun Biotechnology (Dalian) Ltd. (“Wanchun Dalian”)	PRC	April 23, 2015	100%	Holding company

Dalian Wanchunbulin Pharmaceuticals Ltd. (“Wanchunbulin”)	PRC	May 6, 2015	57.97%	Clinical trial activities

Beijing Wanchun Pharmaceutical Technology Ltd. (“Beijing Wanchun”)	PRC	May 21, 2018	57.97%	Holding company

SEED Therapeutics Inc. (“SEED”)	BVI	June 25, 2019	55.05%	Pre-clinical development activities

SEED Technology Limited (“SEED Technology”)	BVI	December 9, 2019	57.97%	Holding company

SEED Therapeutics US, Inc. (“SEED US”)	Delaware, U.S.	November 25, 2020	55.05%	Pre-clinical development activities

Wanchun Hongji (Dalian) Pharmaceuticals Ltd. (“Wanchun Hongji”)	PRC	March 22, 2022	55.05%	Pre-clinical development activities

BEYONDSPRING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(Amounts in thousands of U.S. Dollars (“$”) and Renminbi (“RMB”),

except for number of shares and per share data)